STOCK-BASED INCENTIVE COMPENSATION PLANS (Tables)	12 Months Ended
Nov. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock appreciation rights award activity

SARs activity during the years ended November 30, 2014, and November 24, 2013, was as follows:

	Service SARs			Performance-based SARs
	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
	(Units in thousands)
Outstanding at November 25, 2012	2,537	$37.82	4.5	—
Granted	672	40.21		672	$40.21
Exercised	(380)	35.91		—
Forfeited	(79)	35.07		(28)	37.75
Expired	(737)	47.59		—

Outstanding at November 24, 2013	2,013	$35.51	5.5	644	$40.32	6.3
Granted	508	64.71		507	$64.71
Exercised	(96)	36.10		—
Forfeited	(59)	44.30		(46)	48.49
Expired	(16)	68.00		—

Outstanding at November 30, 2014	2,350	$41.36	4.9	1,105	$51.18	5.8

Vested and expected to vest at November 30, 2014	2,272	$40.93	4.8	930	$50.54	5.7

Exercisable at November 30, 2014	1,210	$34.38	4.3	—

Stock appreciation rights, valuation assumptions

The weighted-average grant date fair value of SARs was estimated using the Black-Scholes option valuation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	Service SARs Granted			Performance-based SARs Granted
	2014	2013	2012	2014	2013

Weighted-average grant date fair value	$14.62	$12.21	$10.96	$15.75	$12.54

Weighted-average assumptions:
Expected life (in years)	4.7	4.6	4.5	5.0	5.0
Expected volatility(1)	31.8%	43.2%	47.1%	33.1%	42.6%
Risk-free interest rate	1.5%	0.8%	0.6%	1.6%	0.9%
Expected dividend	1.2%	1.7%	1.7%	1.2%	1.7%

(1)	On an annual basis, the Company reviews and modifies the representative peer group based on changes to the Company’s business and changes to the businesses of the companies within the peer group. The decrease in expected volatility, as compared to 2013, is primarily driven by the addition or removal of certain companies in the representative peer group to ensure that the peer group is representative of the Company’s current operations.

Restricted stock units award activity

RSUs. The Company grants RSUs to certain members of its Board. RSU activity during the years ended November 30, 2014, and November 24, 2013, was as follows:

	Units	Weighted-Average Fair Value
	(Units in thousands)
Outstanding at November 25, 2012	72	$38.11
Granted	26	56.79
Converted	(23)	37.37

Outstanding at November 24, 2013	75	$44.66
Granted	20	67.29
Converted	(23)	44.85

Outstanding, vested and expected to vest at November 30, 2014	72	$50.75

Total shareholder return plan activity

Liability award activity during the years ended November 30, 2014, and November 24, 2013, was as follows:

	TSRPs			PRSUs
	Units	Weighted- Average Exercise Price	Weighted- Average Fair Value At Period End	Units	Weighted- Average Exercise Price	Weighted- Average Fair Value At Period End
	(Units in thousands)
Outstanding at November 25, 2012	832	$36.83	$4.22	—
Granted	—	—		398	$38.19
Exercised	(252)	36.36		—
Performance Adjustment of PRSU				66	37.75
Forfeited	(164)	37.23		(60)	37.75

Outstanding at November 24, 2013	416	$36.96	$25.42	404	$38.19	$62.75
Granted	—	—		222	$64.57
Exercised	(174)	42.65		—
Performance Adjustment of PRSU				58	46.16
Forfeited	(104)	33.85		(207)	43.76

Outstanding at November 30, 2014	138	$32.14	$49.78	477	$49.00	$82.00

Vested and expected to vest at November 30, 2014	138	$32.14	$49.78	339	$47.56	$82.00

Exercisable at November 30, 2014	138	$32.14	$49.78	—

Total shareholder return plan, valuation assumptions

The weighted-average assumptions used in the TSRPs Black-Scholes model were as follows:

	TSRPs Outstanding at
	November 30, 2014	November 24, 2013

Weighted-average assumptions:
Expected life (in years)	0.1	0.6
Expected volatility	27.3%	30.8%
Risk-free interest rate	—	0.1%
Expected dividend	1.2%	1.1%